Cover	May 22, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 22, 2024
Entity Registrant Name	Privia Health Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40365
Entity Tax Identification Number	81-3599420
Entity Address, Address Line One	950 N. Glebe Rd.,
Entity Address, Address Line Two	Suite 700
Entity Address, State or Province	VA
Entity Address, City or Town	Arlington,
Entity Address, Postal Zip Code	22203
City Area Code	571
Local Phone Number	366-8850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PRVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001759655
Amendment Flag	true
Amendment Description	On May 22, 2024, Privia Health Group, Inc. (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “SEC”) disclosing, among other things, the results of its 2024 annual meeting of shareholders (the “Original Report”) held on May 22, 2024 (the “Annual Meeting”). This Current Report on Form 8-K/A amends and restates Item 5.07 of the Original Report to correct the voting results reported for Proposal No. 2, for which the number of Votes Against was inadvertently overstated in the Original Report.As required by Rule 12b-15 under the Securities Exchange Act of 1934, the Company has set forth the complete text of Item 5.07 of the Original Report, as amended hereby.